Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Issuance of shares public offering price per share	$ 1.65	$ 2.41
Issuance of shares upon public offering, net of issuance expenses	$ 1,126	$ 1,261